SCHEDULE OF POTENTIALLY DILUTIVE SECURITIES EXCLUDED FROM DILUTED LOSS PER SHARE (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,095,362	1,507,137
Series A (2013) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		183
Warrant To Underwriters December One Two Thousand Nineteen [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		45,643
Warrant To Underwriters December Two Two Thousand Nineteen [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		47,619
Warrant To Underwriters December Three Two Thousand Nineteen [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share		45,045
Series A And B Warrant October Two Thousand Twenty Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	1,022,495	2,044,990
Warrant To Underwriters October Two Thousand Twenty Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	51,125	51,125
Warrant To Underwriters One May Two Thousand Twenty Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	32,778
Warrant To Underwriters Two May Two Thousand Twenty Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	60,476
Warrant To Underwriters June Two Thousand Twenty Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	35,088
Warrant Series C June Two Thousand Twenty Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	350,878
Warrant To Underwriters June Two Thousand Twenty Three Two [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	31,231
Warrant Series D June Two Thousand Twenty Three [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	312,309
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities excluded from diluted loss per share	2,095,362	1,507,137